Debt and Equity Securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Debt and Equity Securities
Debt and Equity Securities
Debt and equity securities have been classified in the consolidated balance sheet according to management’s intent. Debt and equity securities at December 31, 2018 consist of the following:

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Government-sponsored enterprises (GSEs)	$71,446	—	2,979	68,467
Mortgage-backed securities	152,375	9	4,874	147,510
Asset-backed securities	22,534	10	844	21,700
Obligations of states and political subdivisions	49,328	22	1,775	47,575
	$295,683	41	10,472	285,252

There were no debt and equity securities classified as held-to-maturity at December 31, 2018. During the year ended December 31, 2018, the Company sold securities classified as held-to-maturity with a book value of $4,843,000 for a loss of $79,000. Due to the sale, management determined the Company no longer had the intent to hold the remaining securities classified as held-to-maturity to their respective maturity dates and transferred the remaining book value of $22,800,000 to the available-for-sale classification.
The Company’s classification of securities at December 31, 2017 was as follows:

	Securities Held-To-Maturity
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed securities	$9,886	31	156	9,761
Obligations of states and political subdivisions	22,594	66	310	22,350
	$32,480	97	466	32,111

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Government-sponsored enterprises (GSEs)	$74,690	4	1,714	72,980
Mortgage-backed securities	200,175	302	2,551	197,926
Asset-backed securities	26,387	—	789	25,598
Obligations of states and political subdivisions	37,197	7	992	36,212
	$338,449	313	6,046	332,716

Included in mortgage-backed securities are collateralized mortgage obligations totaling $11,564,000 (fair value of $11,295,000) and $17,361,000 (fair value of $17,133,000) at December 31, 2018 and 2017, respectively.
The amortized cost and estimated market value of debt securities at December 31, 2018, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities of mortgage and asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	In Thousands
Securities Available-For-Sale	Amortized Cost	Estimated Market Value
Due in one year or less	$2,230	2,234
Due after one year through five years	22,971	22,409
Due after five years through ten years	76,604	73,184
Due after ten years	18,969	18,215
	120,774	116,042
Mortgage and asset-backed securities	174,909	169,210
	$295,683	285,252

Results from sales of debt and equity securities are as follows:

	In Thousands
	2018	2017	2016
Gross proceeds	$39,857	35,555	90,007
Gross realized gains	$102	76	716
Gross realized losses	(752)	(251)	(256)
Net realized gains (losses)	$(650)	(175)	460

Securities carried on the balance sheet of approximately $260,562,000 (approximate market value of $251,549,000) and $213,154,000 (approximate market value of $209,575,000) were pledged to secure public deposits and for other purposes as required or permitted by law at December 31, 2018 and 2017, respectively.
Included in the securities above are $14,154,000 and $10,793,000 (approximate market value of $13,724,000 and $10,219,000) and $23,670,000 and $9,464,000 (approximate market value of $23,404,000 and $9,121,000) at December 31, 2018 and 2017, respectively, in obligations of political subdivisions located within the State of Tennessee and Texas, respectively. Management purchases only obligations of such political subdivisions it considers to be financially sound.
Securities that have rates that adjust prior to maturity totaled $32,864,000 (approximate market value of $32,217,000) and $53,248,000 (approximate market value of $53,040,000) at December 31, 2018 and 2017, respectively.
Temporarily Impaired Securities
The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2018 and 2017.
Available-for-sale and held-to-maturity securities that have been in a continuous unrealized loss position at December 31, 2018 and 2017 are as follows:

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
2018	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses
Available-for-Sale Securities:
Debt securities:
GSEs	$—	$—	—	$68,467	$2,979	28	$68,467	$2,979
Mortgage-backed securities	8,651	64	10	137,457	4,810	94	146,108	4,874
Asset-backed securities	—	—	—	20,597	844	14	20,597	844
Obligations of states and political subdivisions	4,064	26	6	39,841	1,749	94	43,905	1,775
	$12,715	$90	16	$266,362	$10,382	230	$279,077	$10,472

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
2017	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses
Held-to-Maturity Securities:
Debt securities:
Mortgage-backed securities	$3,316	$21	4	$5,206	$135	5	$8,522	$156
Obligations of states and political subdivisions	10,137	46	27	7,278	264	18	17,415	310
	$13,453	$67	31	$12,484	$399	23	$25,937	$466
Available-for-Sale Securities:
Debt securities:
GSEs	$16,099	$190	8	$55,726	$1,524	21	$71,825	$1,714
Mortgage-backed securities	92,180	769	43	81,434	1,782	54	173,614	2,551
Asset-backed securities	9,087	181	7	16,510	608	8	25,597	789
Obligations of states and political subdivisions	12,128	113	22	21,762	879	56	33,890	992
	$129,494	$1,253	80	$175,432	$4,793	139	$304,926	$6,046

Declines in the fair value of available-for-sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses to the extent the impairment is related to credit losses. The amount of the impairment related to other factors is recognized in other comprehensive income. In estimating other-than-temporary impairment losses, management considers, among other things, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) the intent and our ability to retain our investment in the issuer for a period of time sufficient to allow for any anticipated recovery in cost.
As of December 31, 2018, management does not have the intent to sell any of the securities classified as available-for-sale in the table above and believes that it is more likely than not that we will not have to sell any such securities before a recovery of cost. Any unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased. The fair value is expected to recover as the bonds approach their maturity date or repricing date or if market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of credit quality. Accordingly, as of December 31, 2018, management believes the impairments detailed in the table above are temporary and no impairment loss has been realized in our consolidated statements of earnings.